Research and Development incentives receivables	12 Months Ended
Dec. 31, 2024
Research and Development incentives receivables
Research and Development incentives receivables

18. Research and Development incentives receivables

The table below illustrates the R&D incentives receivables related captions in our statement of financial position at December 31, 2024 and 2023:

	December 31,
	2024	2023

	(Euro, in thousands)
Non-current R&D incentives receivables	€132,729	€141,252
Current R&D incentives receivables	39,882	37,436
Total R&D incentives receivables	€172,611	€178,688

The table below provides detailed information on the maturity of the non-current R&D incentives receivables reported in our statement of financial position at December 31, 2024.

	December 31, 2024
	Maturity date
	2026	2027	2028	2029	2030-2033	Total

	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€11,911	5,974	1,571	—	—	€19,456

Belgian non-current R&D incentives receivables - discounted value	21,447	21,088	19,113	17,884	33,741	113,273

Total non-current R&D incentives receivables - discounted value	€33,358	€27,062	20,684	17,884	33,741	€132,729